Group - Income Statement - Parenthetical (Details) $ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($)
Condensed Income Statement1 [Line Items]
Reversal of impairment (impairment), (derecognition of assets) and profit (loss) on disposal	$ 25	[1]
Loss on disposal	47
Archean-Birimian Contact (ABC)
Condensed Income Statement1 [Line Items]
Loss on disposal	47	[1]
Mineraçao Serra Grande Mine (MSG)
Condensed Income Statement1 [Line Items]
Reversal of impairment (impairment), (derecognition of assets) and profit (loss) on disposal	$ 74	[1]

[1]	Reversal of impairment (impairment), (derecognition of assets) and profit (loss) on disposal line item includes a reversal of impairment for Mineração Serra Grande mine (MSG) of $74m (gross of taxation), partially offset by a loss on disposal of $47m relating to the sale of the Doropo and Archean-Birimian Contact (ABC) projects.